Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Future Minimum Lease Payments under NonCancelable Operating Lease

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) as of September 30, 2013 are:

Operating leases
Year ending December 31:
2013	$66,281
2014	247,841

Total minimum lease payments	$314,122

Future minimum lease payments under the noncancelable operating lease as of December 31, 2012 are:

Operating leases
Year ending December 31:
2013	$263,158
2014	247,841

Total minimum lease payments	$510,999